Document and Entity Information	Jun. 03, 2020
Cover [Abstract]
Entity Registrant Name	WestRock Co
Amendment Flag	false
Entity Central Index Key	0001732845
Document Type	8-K
Document Period End Date	Jun. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38736
Entity Tax Identification Number	37-1880617
Entity Address, Address Line One	1000 Abernathy Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	448-2193
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WRK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false